RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Related Party Transaction [Line Items]
Management fees paid	$ 354,420	$ 1,338,394
Series 15 [Member]
Related Party Transaction [Line Items]
Management fees paid	0	744,166
Series 16 [Member]
Related Party Transaction [Line Items]
Management fees paid	243,000	82,001
Series 17 [Member]
Related Party Transaction [Line Items]
Management fees paid	76,248	156,472
Series 18 [Member]
Related Party Transaction [Line Items]
Management fees paid	0	320,583
Series 19 [Member]
Related Party Transaction [Line Items]
Management fees paid	$ 35,172	$ 35,172